                          AIM VARIABLE INSURANCE FUNDS

                           AIM V.I. TOTAL RETURN FUND

                                (SERIES I SHARES)

                         Supplement dated April 18, 2005
                     to the Prospectus dated April 30, 2004
                                 as supplemented


Effective April 15, 2005, the following replaces in its entirety the information appearing on page 7 in the prospectus under the heading "PORTFOLIO MANAGERS":

         "The equity portion of the Fund is managed using a team approach. The investment team includes portfolio managers who concentrate on stock selection, investment personnel who concentrate on portfolio strategies, as well as research analysts.

         The following individuals are primarily responsible for the day-to-day management of the Fund's fixed income portfolio holdings:

         KENNETH R. BOWLING, Portfolio Manager and Director, U.S. Fixed Income of INVESCO Institutional, is a Portfolio Manager of the Fund and has been responsible for the Fund since July 1, 2003. He has been affiliated with INVESCO Institutional and/or its affiliates since 1993 and is a Chartered Financial Analyst.

         STEPHEN M. JOHNSON, Portfolio Manager and Chief Investment Officer, Fixed Income of INVESCO Institutional, is a Portfolio Manager of the Fund and has been responsible for the Fund since July 1, 2003. He has been affiliated with INVESCO Institutional and/or its affiliates since 1991 and is a Chartered Financial Analyst.

         More information on the Fund's portfolio managers may be found on our website (http://www.aiminvestments.com/teams). The website is not a part of this prospectus."

                          AIM VARIABLE INSURANCE FUNDS

                           AIM V.I. TOTAL RETURN FUND

                               (SERIES II SHARES)

                         Supplement dated April 18, 2005
                     to the Prospectus dated April 30, 2004
                                 as supplemented


Effective April 15, 2005, the following replaces in its entirety the information appearing on page 7 in the prospectus under the heading "PORTFOLIO MANAGERS":

         "The equity portion of the Fund is managed using a team approach. The investment team includes portfolio managers who concentrate on stock selection, investment personnel who concentrate on portfolio strategies, as well as research analysts.

         The following individuals are primarily responsible for the day-to-day management of the Fund's fixed income portfolio holdings:

         KENNETH R. BOWLING, Portfolio Manager and Director, U.S. Fixed Income of INVESCO Institutional, is a Portfolio Manager of the Fund and has been responsible for the Fund since July 1, 2003. He has been affiliated with INVESCO Institutional and/or its affiliates since 1993 and is a Chartered Financial Analyst.

         STEPHEN M. JOHNSON, Portfolio Manager and Chief Investment Officer, Fixed Income of INVESCO Institutional, is a Portfolio Manager of the Fund and has been responsible for the Fund since July 1, 2003. He has been affiliated with INVESCO Institutional and/or its affiliates since 1991 and is a Chartered Financial Analyst.

         More information on the Fund's portfolio managers may be found on our website (http://www.aiminvestments.com/teams). The website is not a part of this prospectus."